Materials and Services Expenses - Summary of Materials and Services Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Material income and expense [abstract]
Independent contractors	$ 2,911,393	$ 1,535,394
Vehicle operation expenses	904,060	516,441
Total materials and services expenses	$ 3,815,453	$ 2,051,835